Organization and description of business (Acquisition of Paris Sky Limited) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 07, 2018 USD ($) $ / shares shares	Jun. 07, 2018 HKD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2020	Jun. 26, 2018 USD ($)	Jun. 25, 2018 USD ($)	Jun. 07, 2018 HKD ($)	Apr. 18, 2018
Share Capital Authorized Value						$ 2,010,000	$ 201,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%				2.50%
Stock Issued During Period, Value, Acquisitions			$ 14,661,000	$ 5,242,000
Paris Sky
Fair value of equity issued in business acquisition	$ 4,780,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 3,890,000							$ 30,330
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	3,889,050	3,889,050
Stock Issued During Period, Shares, Acquisitions | shares	3,889,050	3,889,050
Business Combination, Consideration Transferred	$ 48,128,000
Sale of Stock, Price Per Share | $ / shares	$ 1.23
Business Acquisition, Percentage of Voting Interests Acquired	100.00%							100.00%
Debt Instrument, Face Amount	$ 3,470,000							$ 27,100
Debt Instrument, Interest Rate, Stated Percentage	8.00%							8.00%
Stock Issued During Period, Value, Acquisitions	$ 4,780,000
Paris Sky | CSL
Business Combination, Consideration Transferred	$ 16,170,000	$ 126,130
Percentage of ownership used to pay to acquiree in business combination	49.00%	49.00%
Paris Sky | Giant Connection Limited
Debt Instrument, Interest Rate, Stated Percentage	8.00%							8.00%
Paris Sky | Boca International Limited
Percentage of ownership used to pay to acquiree in business combination	49.00%	49.00%
Fair value of portion of ownership being used to pay acquiree in business combination	$ (23,700,000)